CONVERTIBLE DEBT (Details 3)	Dec. 31, 2020	Jun. 30, 2020 Number
Estimated Dividends [Member]
Warrant measurement input	0	0
Expected Volatility [Member] | Minimum [Member]
Warrant measurement input	56.23	56.23
Expected Volatility [Member] | Maximum [Member]
Warrant measurement input	71.08	71.08
Risk Free Interest Rate [Member] | Minimum [Member]
Warrant measurement input	1.73	1.73
Risk Free Interest Rate [Member] | Maximum [Member]
Warrant measurement input	1.92	1.92
Expected Term [Member]
Warrant maturity terms	5 years	5 years